Accounts Payable and Accrued Expenses (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Payable and Accrued Expenses
Professional and general consulting fees	$ 778,556	$ 758,816	$ 218,476
R&D-related - CMOs, CROs, supplies, equipment and consulting	3,110,537	2,397,038	595,465
General expenses		124,676	256,463
Insurance premiums	525,425	844,283	945,928
Payroll and benefits	222,440	164,657	482,237
Accrued license payments	61,322	57,820	5,000
Total accounts payable and accrued expenses	$ 5,138,952	4,347,290	2,503,569
Outstanding payables to CROs or CMOs		$ 2,030,347	$ 386,057